Property and Equipment, Net (Tables)	6 Months Ended
Sep. 30, 2025
Property and Equipment, Net [Abstract]
Schedule of Property and Equipment, Net Consist

Property and equipment, net consist of the following:

	As of September 30, 2025	As of March 31, 2025
	$’000	$’000
Leasehold improvement	265	167
Computers equipment	148	84
Furniture and fixtures	55	55
Office equipment	15	6
	483	312
Less: accumulated depreciation	(222)	(155)
Property and equipment, net	261	157